UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                --------------

Check here if Amendment [  ]: Amendment Number:   _______________

     This Amendment (Check only one): [  ]  is a restatement
                                      [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Norinchukin Bank, The
Address:    1-13-2, Yurakucho, Chiyoda-Ku
            Tokyo, Japan 100-8420

Form 13F File Number: (To be determined after filing)
                       -----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Norihiro Takahashi
Title:   Managing Director
Phone:   +81-3-5222-2688

Signature, Place and Date of Signing:

/s/ Norihiro Takahashi           Tokyo, Japan            July 30, 2010
-------------------------    --------------------   ----------------------
      [Signature]                [City, State]              [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F  COMBINATION REPORT. (Check here if a portion of the holdings for this
      reporting   manager  are  reported in  this  report  and  a  port ion  are reported  by  other  reporting  manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
                                                   -------------------------
Form 13F Information Table Entry Total:                        89
                                                   -------------------------
Form 13F Information Table Value Total:                    $2,692,358
                                                   -------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide  a  numbered list of  the name(s) and Form 13F file   number(s)  of  all
institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                          NORINCHUKIN BANK, THE
                                                                 FORM 13F
                                                      Quarter Ended March 31, 2010

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                                CLASS                    VALUE     SHRS OR  SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
                                ------                   -------   -------  ---  ----  ----------   --------  ----------------------
       NAME OF ISSUER           TITLE         CUSIP    (x$1000)    PRN AMT  PRN  CALL  DISCRETION   MANAGERS      SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AGL RES INC                      COM        001204106     1,716     44,400   SH          SOLE                    44,400
AT&T INC                         COM        00206R102     4,925    190,610   SH          SOLE                   190,610
ALLSTATE CORP                    COM        020002101     1,664     51,500   SH          SOLE                    51,500
ALTRIA GROUP INC                 COM        02209S103     1,823     88,825   SH          SOLE                    88,825
AMERICAN ELEC PWR INC            COM        025537101       479     14,000   SH          SOLE                    14,000
APPLE INC                        COM        037833100       456      1,940   SH          SOLE                     1,940
AUTOMATIC DATA PROCESSING IN     COM        053015103     2,312     52,000   SH          SOLE                    52,000
AVERY DENNISON CORP              COM        053611109       364     10,000   SH          SOLE                    10,000
AVON PRODS INC                   COM        054303102     1,082     31,950   SH          SOLE                    31,950
BB&T CORP                        COM        054937107     2,219     68,500   SH          SOLE                    68,500
BANCORPSOUTH INC                 COM        059692103       272     13,000   SH          SOLE                    13,000
BANK HAWAII CORP                 COM        062540109       877     19,500   SH          SOLE                    19,500
BLACK HILLS CORP                 COM        092113109       243      8,000   SH          SOLE                     8,000
BRISTOL MYERS SQUIBB CO          COM        110122108       801     30,000   SH          SOLE                    30,000
CATERPILLAR INC DEL              COM        149123101     1,840     29,280   SH          SOLE                    29,280
CENTERPOINT ENERGY INC           COM        15189T107       359     25,000   SH          SOLE                    25,000
CHEVRON CORP NEW                 COM        166764100     2,761     36,410   SH          SOLE                    36,410
CINCINNATI FINL CORP             COM        172062101     1,171     40,500   SH          SOLE                    40,500
COCA COLA CO                     COM        191216100       825     15,000   SH          SOLE                    15,000
DTE ENERGY CO                    COM        233331107     2,996     67,180   SH          SOLE                    67,180
DARDEN RESTAURANTS INC           COM        237194105       806     18,100   SH          SOLE                    18,100
DELUXE CORP                      COM        248019101       311     16,000   SH          SOLE                    16,000
DONNELLEY R R & SONS CO          COM        257867101       512     24,000   SH          SOLE                    24,000
DOW CHEM CO                      COM        260543103     1,114     37,660   SH          SOLE                    37,660
EASTMAN CHEM CO                  COM        277432100       930     14,600   SH          SOLE                    14,600
EMERSON ELEC CO                  COM        291011104       989     19,650   SH          SOLE                    19,650
ENTERGY CORP NEW                 COM        29364G103       277      3,400   SH          SOLE                     3,400
EXXON MOBIL CORP                 COM        30231G102     1,707     25,490   SH          SOLE                    25,490
FPL GROUP INC                    COM        302571104       918     19,000   SH          SOLE                    19,000
FIRST NIAGARA FINL GP INC        COM        33582V108       427     30,000   SH          SOLE                    30,000
FIRSTMERIT CORP                  COM        337915102       712     33,000   SH          SOLE                    33,000
FIRSTENERGY CORP                 COM        337932107       430     11,000   SH          SOLE                    11,000
GALLAGHER ARTHUR J & CO          COM        363576109       319     13,000   SH          SOLE                    13,000
GENERAL DYNAMICS CORP            COM        369550108       919     11,900   SH          SOLE                    11,900
GENERAL ELECTRIC CO              COM        369604103     2,458    135,070   SH          SOLE                   135,070
GENERAL MLS INC                  COM        370334104       743     10,500   SH          SOLE                    10,500
GENUINE PARTS CO                 COM        372460105     2,352     55,690   SH          SOLE                    55,690
HOME DEPOT INC                   COM        437076102     1,279     39,530   SH          SOLE                    39,530
HONEYWELL INTL INC               COM        438516106     1,222     27,000   SH          SOLE                    27,000
ICICI BK LTD                     ADR        45104G104     1,746     40,900   SH          SOLE                    40,900
INTEL CORP                       COM        458140100     6,840    306,880   SH          SOLE                   306,880
ISHARES TR INDEX             S&P 500 INDEX  464287200 1,243,804 10,600,000   SH          SOLE                10,600,000
JPMORGAN CHASE & CO              COM        46625H100     7,258    162,200   SH          SOLE                   162,200
JOHNSON & JOHNSON                COM        478160104       247      3,790   SH          SOLE                     3,790
KIMBERLY CLARK CORP              COM        494368103     3,917     62,290   SH          SOLE                    62,290
KRAFT FOODS INC                  CL A       50075N104     3,259    107,772   SH          SOLE                   107,772
LILLY ELI & CO                   COM        532457108       779     21,500   SH          SOLE                    21,500
LINEAR TECHNOLOGY CORP           COM        535678106       763     27,000   SH          SOLE                    27,000
LORILLARD INC                    COM        544147101       602      8,000   SH          SOLE                     8,000
MATTEL INC                       COM        577081102       910     40,000   SH          SOLE                    40,000
MCDONALDS CORP                   COM        580135101       515      7,720   SH          SOLE                     7,720
MCGRAW HILL COS INC              COM        580645109       909     25,500   SH          SOLE                    25,500
MEADWESTVACO CORP                COM        583334107       644     25,200   SH          SOLE                    25,200
MEDTRONIC INC                    COM        585055106     2,030     45,070   SH          SOLE                    45,070
MERCK & CO INC NEW               COM        58933Y105     4,170    111,650   SH          SOLE                   111,650
MICROSOFT CORP                   COM        594918104     2,702     92,260   SH          SOLE                    92,260
NEW YORK CMNTY BANCORP INC       COM        649445103       595     36,000   SH          SOLE                    36,000
NICOR INC                        COM        654086107     3,031     72,300   SH          SOLE                    72,300
NORFOLK SOUTHERN CORP            COM        655844108     1,529     27,360   SH          SOLE                    27,360


                                                          NORINCHUKIN BANK, THE
                                                                 FORM 13F
                                                      Quarter Ended March 31, 2010

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                                CLASS                    VALUE     SHRS OR  SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
                                ------                   -------   -------  ---  ----  ----------   --------  ----------------------
       NAME OF ISSUER           TITLE         CUSIP    (x$1000)    PRN AMT  PRN  CALL  DISCRETION   MANAGERS      SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ONEOK INC NEW                    COM        682680103       959     21,000   SH          SOLE                    21,000
PPG INDS INC                     COM        693506107     2,936     44,900   SH          SOLE                    44,900
PFIZER INC                       COM        717081103     7,948    463,460   SH          SOLE                   463,460
PHILIP MORRIS INTL INC           COM        718172109     3,903     74,835   SH          SOLE                    74,835
PINNACLE WEST CAP CORP           COM        723484101     1,766     46,800   SH          SOLE                    46,800
PITNEY BOWES INC                 COM        724479100       465     19,000   SH          SOLE                    19,000
PROCTER & GAMBLE CO              COM        742718109       888     14,040   SH          SOLE                    14,040
PUBLIC SVC ENTERPRISE GPOUP      COM        744573106       782     26,500   SH          SOLE                    26,500
QUALCOMM INC                     COM        747525103     1,318     31,420   SH          SOLE                    31,420
REPUBLIC SVCS INC                COM        760759100       377     13,000   SH          SOLE                    13,000
SPDR S&P 500 ETF TR          UNIT SER 1 S&P 78462F103   790,920  6,760,000   SH          SOLE                 6,760,000
SARA LEE CORP                    COM        803111103       445     31,970   SH          SOLE                    31,970
SCANA CORP NEW                   COM        80589M102     2,210     58,800   SH          SOLE                    58,800
SENSIENT TECHNOLOGIES CORP       COM        81725T100       465     16,000   SH          SOLE                    16,000
SONOCO PRODS CO                  COM        835495102       493     16,000   SH          SOLE                    16,000
STEEL DYNAMICS INC               COM        858119100       611     35,000   SH          SOLE                    35,000
SYSCO CORP                       COM        871829107       561     19,000   SH          SOLE                    19,000
TRINITY INDS INC                 COM        896522109       838     42,000   SH          SOLE                    42,000
TRUSTMARK CORP                   COM        898402102       391     16,000   SH          SOLE                    16,000
TUPPERWARE BRANDS CORP           COM        899896104     1,206     25,000   SH          SOLE                    25,000
UNITED BANKSHARES INC WEST V     COM        909907107       480     18,300   SH          SOLE                    18,300
UNIVERSAL CORP VA                COM        913456109       327      6,200   SH          SOLE                     6,200
V F CORP                         COM        918204108     1,523     19,000   SH          SOLE                    19,000
VALLEY NATL BANCORP              COM        919794107       507     33,000   SH          SOLE                    33,000
VALSPAR CORP                     COM        920355104       531     18,000   SH          SOLE                    18,000
VANGUARD INTL EQUITY INDEX F  EMR MKT ETF   922042858   528,561 12,540,000   SH          SOLE                12,540,000
WAL MART STORES INC              COM        931142103       399      7,170   SH          SOLE                     7,170
WASTE MGMT INC DEL               COM        94106L109       275      8,000   SH          SOLE                     8,000
WELLS FARGO & CO NEW             COM        949746101     4,900    157,470   SH          SOLE                   157,470
WILLIAMS COS INC DEL             COM        969457100     1,513     65,500   SH          SOLE                    65,500